Accruals and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Payables and Accruals [Abstract]
Summary of Accruals and Other Liabilities
As of March 31,
	2018	2019
	RMB	RMB
Accrued liabilities and other current liabilities
Receipts under custody (Note (a))	205,878	141,407
Deposits from merchants (Note (b))	303,570	223,145
Accrued advertisement expenses	42,784	69,592
Payables from deemed exercise of share options (Note (c))	11,375	32,961
Accrued expenses	17,662	12,912
Deferred revenues	7,134	—
Other payables	20,083	12,368

	608,486	492,385

Non-current
Initial reimbursement payment from depositary bank (Note (d))	—	4,722

	608,486	497,107

(a)

The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.

(b)

The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.

(c)

The payables from deemed exercise of share options represent the share option exercise price prepaid by the employees for ordinary shares of the Company which will be issued after certain customary legal and tax administrative are completed.

(d)

The Company received initial reimbursement payment of USD935(RMB6,297) from depositary bank in January 2019. The amount will be recorded ratably as other income over a 5 year arrangement period. For the year ended March 31, 2019, the Company has recorded RMB315 in other income.